PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks
Aerospace & Defense 2.7%
Airbus SE (France), ADR	54,050	$1,804,189
Lockheed Martin Corp.	2,110	959,290
		2,763,479
Banks 4.1%
Bank of America Corp.	26,638	701,645
JPMorgan Chase & Co.	19,795	2,752,693
PNC Financial Services Group, Inc. (The)	7,432	850,741
		4,305,079
Beverages 1.1%
PepsiCo, Inc.	7,302	1,192,271
Biotechnology 3.4%
AbbVie, Inc.	25,345	3,578,207
Building Products 1.0%
Johnson Controls International PLC	22,049	1,080,842
Capital Markets 3.4%
Goldman Sachs Group, Inc. (The)	4,123	1,251,784
Moody’s Corp.	7,533	2,320,164
		3,571,948
Chemicals 2.8%
Linde PLC	7,636	2,918,174
Communications Equipment 2.7%
Cisco Systems, Inc.	53,378	2,782,595
Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	17,179	2,807,220
Diversified Consumer Services 1.3%
Service Corp. International	25,134	1,367,792
Diversified Telecommunication Services 2.7%
AT&T, Inc.	186,035	2,864,939

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 3.0%
Constellation Energy Corp.	27,845	$3,144,257
Electrical Equipment 2.9%
Eaton Corp. PLC	14,670	3,050,040
Financial Services 2.6%
Mastercard, Inc. (Class A Stock)	7,087	2,667,192
Food Products 3.8%
Hershey Co. (The)	7,557	1,415,804
Lamb Weston Holdings, Inc.	14,380	1,291,324
McCormick & Co., Inc.	18,965	1,211,864
		3,918,992
Ground Transportation 2.3%
TFI International, Inc. (Canada)	13,217	1,462,064
Union Pacific Corp.	4,393	912,031
		2,374,095
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	6,669	630,554
Health Care Providers & Services 3.6%
UnitedHealth Group, Inc.	7,060	3,781,054
Hotels, Restaurants & Leisure 4.3%
Marriott International, Inc. (Class A Stock)	9,068	1,709,862
McDonald’s Corp.	10,659	2,794,470
		4,504,332
Industrial Conglomerates 1.0%
General Electric Co.	9,883	1,073,590
Insurance 3.5%
Chubb Ltd.	7,156	1,535,821
Marsh & McLennan Cos., Inc.	11,229	2,129,580
		3,665,401

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.2%
International Business Machines Corp.	8,652	$1,251,425
Machinery 3.4%
Caterpillar, Inc.	2,460	556,083
Parker-Hannifin Corp.	8,153	3,007,723
		3,563,806
Multi-Utilities 4.2%
CenterPoint Energy, Inc.	86,619	2,328,319
NiSource, Inc.	80,664	2,029,506
		4,357,825
Office REITs 1.0%
Alexandria Real Estate Equities, Inc.	11,549	1,075,558
Oil, Gas & Consumable Fuels 5.2%
Exxon Mobil Corp.	10,534	1,115,024
Hess Corp.	4,944	713,914
TotalEnergies SE (France), ADR(a)	34,706	2,311,419
Valero Energy Corp.	10,426	1,324,102
		5,464,459
Pharmaceuticals 9.5%
AstraZeneca PLC (United Kingdom), ADR	56,137	3,549,543
Bristol-Myers Squibb Co.	27,676	1,426,144
Eli Lilly & Co.	9,017	4,994,787
		9,970,474
Residential REITs 1.1%
AvalonBay Communities, Inc.	6,945	1,151,064
Semiconductors & Semiconductor Equipment 8.3%
ASML Holding NV (Netherlands)	1,910	1,143,727
Intel Corp.	64,124	2,340,526
Lam Research Corp.	6,024	3,543,438
Universal Display Corp.	11,640	1,620,055
		8,647,746

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Software 3.2%
Intuit, Inc.	2,061	$1,020,092
Microsoft Corp.	6,707	2,267,704
		3,287,796
Specialty Retail 1.1%
Ross Stores, Inc.	9,740	1,129,548
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	21,133	3,608,882

Total Long-Term Investments (cost $92,231,029)		101,550,636

Short-Term Investments 4.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	2,726,679	2,726,679
PGIM Institutional Money Market Fund (cost $2,370,371; includes $2,370,010 of cash collateral for securities on loan)(b)(wb)	2,371,557	2,370,371

Total Short-Term Investments (cost $5,097,050)		5,097,050

TOTAL INVESTMENTS 102.1% (cost $97,328,079)		106,647,686
Liabilities in excess of other assets (2.1)%		(2,147,933)

Net Assets 100.0%		$104,499,753

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,311,020; cash collateral of $2,370,010 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).